CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (PARENTHETICAL) (USD $)	11 Months Ended	12 Months Ended
	Feb. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Statement of Stockholders' Equity [Abstract]
Dividends declared per common share (in dollars per share)	$ 0.66	$ 0.62	$ 0.58